Equity - OCI items may be reclassified: debt instruments (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	€ 1,250	€ 2,411
Financial assets at fair value through comprehensive income	114,505	120,953
Debt Securities Plus Loans And Advances
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	1,653	2,574
Revaluation losses	(403)	(163)
Net revaluation gains/(losses)	1,250	2,411
Financial assets at fair value through comprehensive income	111,754	118,170
Government debt securities and debt instruments issued by central banks | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	414	693
Revaluation losses	0	0
Net revaluation gains/(losses)	414	693
Financial assets at fair value through comprehensive income	14,416	19,314
Government debt securities and debt instruments issued by central banks | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	702	915
Revaluation losses	(38)	(69)
Net revaluation gains/(losses)	664	846
Financial assets at fair value through comprehensive income	23,326	23,116
Government debt securities and debt instruments issued by central banks | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	420	785
Revaluation losses	(323)	(73)
Net revaluation gains/(losses)	97	712
Financial assets at fair value through comprehensive income	50,308	51,026
Private-sector debt securities
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	117	181
Revaluation losses	(42)	(21)
Net revaluation gains/(losses)	75	160
Financial assets at fair value through comprehensive income	€ 23,704	€ 24,714